Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Stock-Based Compensation

The Company’s Amended and Restated 2007 Equity and Incentive Plan (the “2007 Plan”) provides for the grant of options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”) and other stock- or cash-based awards to employees, directors and other individuals who perform services for the Company and its subsidiaries. The maximum number of shares reserved for grant of awards under the plan is 16 million, with approximately 3.5 million shares available as of December 31, 2013. The Company typically settles stock-based awards with treasury shares.
With limited exception, time-based awards generally vest ratably over a three-year period following the date of grant, and performance- or market-based awards generally vest three years following the date of grant based on the attainment of certain performance- or market-based goals, all of which are subject to a service condition.
Cash Unit Awards
The fair value of time-based restricted cash units is based on the Company’s stock price on the grant date. Market-vesting restricted cash units generally vest depending on the level of relative total shareholder return achieved by the Company during the period prior to scheduled vesting. Settlement of restricted cash units is based on the Company’s average closing stock price over a specified number of trading days and the value of these awards varies based on changes in the Company’s stock price.
Stock Unit Awards
Stock unit awards entitle the holder to receive shares of common stock upon vesting on a one-to-one basis. Performance-based RSUs principally vest based upon the level of performance attained, however, upon meeting a threshold performance level vesting can increase by up to 20% if certain relative total shareholder return goals are achieved. Market-based RSUs generally vest based on the level of total shareholder return or absolute stock price attainment.
The grant date fair value of the performance-based RSUs incorporates the total shareholder return metric, which is estimated using a Monte Carlo simulation model to estimate the Company’s ranking relative to an applicable stock index. The weighted average assumptions used in the Monte Carlo simulation model to calculate the fair value of the Company’s stock unit awards are outlined in the table below.

	2013	2012	2011
Expected volatility of stock price	43%	50%	48%
Risk-free interest rate	0.39%	0.30% - 0.42%	0.47% - 1.21%
Valuation period	3 years	2½ - 3 years	3 - 4 years
Dividend yield	0%	0%	0%

Annual activity related to stock units and cash units, consisted of (in thousands of shares):

	Time-Based RSUs		Performance-Based and Market Based RSUs		Cash Unit Awards
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	1,439	$13.97	2,058	$11.30	156	$12.65
Granted (a)	638	21.77	483	20.04	111	18.04
Vested (b)	(678)	13.47	(439)	9.15	—	—
Forfeited/expired	(91)	15.62	(59)	12.62	—	—
Outstanding at December 31, 2013 (c)	1,308	$17.92	2,043	$13.79	267	$14.90
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(a)
Reflects the maximum number of stock units assuming achievement of all performance-, market- and time-vesting criteria and does not include those for non-employee directors, which are discussed separately below. The weighted-average fair value of time-based RSUs, performance-based and market-based RSUs, and cash units granted in 2012 was $14.39, $12.66 and $12.65, respectively, and the weighted-average fair value of the restricted stock units and market-based restricted stock units granted in 2011 was $14.45 and $11.67, respectively. No performance-based restricted stock units or cash units awards were granted in 2011.

(b)	The total fair value of RSUs vested during 2013, 2012 and 2011 was $13 million, $16 million and $11 million, respectively.

(c)
The Company’s outstanding time-based RSUs, performance-based and market-based RSUs, and cash units had aggregate intrinsic value of $53 million, $83 million and $11 million, respectively. Aggregate unrecognized compensation expense related to time-based RSUs and performance-based and market-based RSUs amounted to $27 million and will be recognized over a weighted average vesting period of 1.0 years. The Company assumes that substantially all outstanding awards will vest over time.

Stock Options
The annual stock option activity consisted of (in thousands of shares):

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2013	1,901	$2.89	$32	5.8
Granted (a)	—	—	—
Exercised (b)	(919)	2.89	23
Forfeited/expired	(3)	27.40	—
Outstanding at December 31, 2013 (c)	979	2.82	37	5.2
Exercisable at December 31, 2013	915	$2.21	$35	5.1
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(a)	No stock options were granted during 2012 or 2011.

(b)
Stock options exercised during 2012 and 2011 had intrinsic values of $11 million and $18 million, respectively, and the cash received from the exercise of options was $3 million in 2013 and was insignificant in 2012 and 2011.

(c)	The Company assumes that substantially all outstanding stock options will vest over time.
Non-employee Directors Deferred Compensation Plan
The Company grants stock awards on a quarterly basis to non-employee directors representing 50% of a director’s annual compensation and such awards can be deferred under the Non-employee Directors Deferred Compensation Plan. During 2013, 2012 and 2011, the Company granted 33,000, 53,000 and 54,000 awards, respectively, to non-employee directors.
Employee Stock Purchase Plan
The Company is authorized to sell shares of its common stock to eligible employees at 95% of fair market value. This plan has been deemed to be non-compensatory and therefore, no compensation expense has been recognized.
Stock-Compensation Expense
During 2013, 2012 and 2011, the Company recorded stock-based compensation expense related to employee stock awards that were granted by the Company of $24 million ($14 million, net of tax), $16 million ($10 million, net of tax) and $17 million ($11 million, net of tax), respectively. In jurisdictions with net operating loss carryforwards, tax deductions for exercises and/or vestings of stock-based awards have generated a $57 million tax benefit at December 31, 2013, with a corresponding increase to additional paid-in capital. Approximately $22 million of incremental tax benefits will be recorded in additional paid-in capital when realized in these jurisdictions.